Group employees - Summary of Average Number of Persons Employed by Group and Associates (Details) - Employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number and Average Number of Employees [Line Items]
Average number of employees	77,951	82,868
Associates
Number and Average Number of Employees [Line Items]
Average number of employees	25,874	28,503
Subsidiaries
Number and Average Number of Employees [Line Items]
Average number of employees	52,077	54,365
Subsidiaries | U.S.
Number and Average Number of Employees [Line Items]
Average number of employees	4,274	4,789
Subsidiaries | AME
Number and Average Number of Employees [Line Items]
Average number of employees	34,162	35,092
Subsidiaries | APMEA
Number and Average Number of Employees [Line Items]
Average number of employees	13,641	14,484